Property, Plant and Equipment, Net - Summary of Amounts Charged to Expense in the Unaudited Condensed Consolidated Statements of Operations for Depreciation (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Property Plant And Equipment [Line Items]
Depreciation and amortization expense	$ 10.4	$ 9.8	$ 20.9	$ 19.6
Cost of sales	0.4	0.3	0.8	0.6
Total depreciation expense	1.3	0.7	2.7	1.4
Depreciation And Amortization Expense
Property Plant And Equipment [Line Items]
Depreciation and amortization expense	$ 0.9	$ 0.4	$ 1.9	$ 0.8